As filed with the Securities and Exchange Commission on March 27, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENTINVESTMENT COMPANY

Investment Company Act file number 811-4840

The Tocqueville Trust
(Exact name of registrant as specified in charter)

The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

Robert W. Kleinschmidt
The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
(Name and address of agent for service)

212-698-0800
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

Item 1. Schedule of Investments.

The Tocqueville Fund

Schedule of Investments as of January 31, 2007

(Unaudited)

Common Stocks - 93.6%	Shares	Value
Aerospace & Defense - 1.0%
Boeing Co.	50,000	$4,478,000
Airlines - 0.7%
SkyWest, Inc.	112,000	3,039,680
Automobiles - 0.9%
Tata Motors Ltd. ADR (b)	200,000	4,060,000
Beverages - 3.2%
Anheuser-Busch Companies, Inc.	150,000	7,645,500
The Coca-Cola Co.	100,000	4,788,000
Koninklijke Grolsch N.V. (b)	41,500	1,676,768
		14,110,268
Biotechnology - 1.4%
Pharmion Corp. (a)	190,000	6,051,500
Capital Markets - 0.9%
The Bank of New York Co., Inc.	100,000	4,001,000
Chemicals - 3.4%
EI Du Pont de Nemours & Co.	200,000	9,912,000
W.R. Grace & Co. (a)	250,000	5,425,000
		15,337,000
Commercial Banks - 4.8%
East West Bancorp, Inc.	50,000	1,920,000
First Midwest Bancorp Inc/IL	41,200	1,546,648
HSBC Holdings PLC ADR (b)	24,730	2,270,983
M&T Bank Corp.	10,000	1,213,100
Marshall & Ilsley Corp.	35,000	1,647,100
Mitsubishi Ufj Financial Group, Inc. ADR (b)	900,000	10,935,000
Wilmington Trust Corp.	40,000	1,677,200
		21,210,031
Commercial Services & Supplies - 3.5%
Avery Dennison Corp.	70,000	4,785,200
DeVry, Inc.	115,000	3,238,400
H&R Block, Inc.	100,000	2,460,000
Pico Holdings, Inc. (a)	20,000	860,000
Steelcase, Inc.	214,000	4,192,260
		15,535,860
Communications Equipment - 4.6%
Cisco Systems, Inc. (a)	400,000	10,636,000
Juniper Networks, Inc. (a)	225,000	4,077,000
Nokia Oyj ADR (b)	150,000	3,315,000
Nortel Networks Corp. (a)(b)	100,000	2,677,000
		20,705,000
Computers & Peripherals - 1.6%
Dell, Inc. (a)	150,000	3,637,500
EMC Corp. (a)	250,000	3,497,500
		7,135,000
Construction & Engineering - 0.7%
Chicago Bridge & Iron Co., N.V. ADR (b)	100,000	2,972,000
Construction Materials - 0.9%
Cemex S.A. de C.V. ADR (a)(b)	112,832	3,991,996
Containers & Packaging - 0.6%
Sonoco Products Co.	75,000	2,887,500

The Tocqueville Fund

Schedule of Investments as of January 31, 2007

(Unaudited)

Discount - 0.5%
Home Depot, Inc.	50,000	2,037,000
Diversified Financial Services - 1.2%
Citigroup, Inc.	100,000	5,513,000
Diversified Telecommunication Services - 4.0%
Alaska Communications Systems Group, Inc.	421,000	6,803,360
Chunghwa Telecom Company Ltd. ADR (b)	250,000	5,177,500
Verizon Communications, Inc.	150,000	5,778,000
		17,758,860
Electric Utilities - 2.5%
FPL Group, Inc.	150,000	8,497,500
Korea Electric Power Corp. ADR (b)	120,000	2,744,400
		11,241,900
Electrical Appliances, Television And Radio Sets - 0.6%
Samsung Electronics Co., Ltd. GDR (b)	9,300	2,859,639
Electronic Computers - 0.4%
Hitachi, Ltd. ADR (b)	25,000	1,681,250
Electronic Equipment & Instruments - 0.7%
Molex, Inc.	100,000	2,939,000
Energy Equipment & Services - 1.8%
Schlumberger Ltd.	128,500	8,158,465
Food & Staples Retailing - 1.5%
Sysco Corp.	50,000	1,727,500
Wal-Mart Stores, Inc.	100,000	4,769,000
		6,496,500
Food Products - 2.1%
Sara Lee Corp.	300,000	5,145,000
Unilever NV ADR (b)	150,000	4,003,500
		9,148,500
Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp. (a)	100,000	1,845,000
Medtronic, Inc.	40,000	2,138,000
Stryker Corp.	32,500	2,013,050
Thoratec Corp. (a)	220,000	3,962,200
		9,958,250
Health Care Providers & Services - 0.7%
Aetna, Inc.	75,000	3,162,000
Household Products - 0.8%
Colgate-Palmolive Co.	25,000	1,707,500
Kimberly-Clark Corp.	25,000	1,735,000
		3,442,500
Industrial Conglomerates - 4.0%
3M Co.	55,000	4,086,500
General Electric Co.	250,000	9,012,500
Tyco International Ltd. (b)	150,000	4,782,000
		17,881,000
Insurance - 5.2%
American International Group, Inc.	150,000	10,267,500
Conseco, Inc. (a)	300,000	5,955,000
Hannover Rueckverscherung AG (a)(b)	60,000	2,666,667
IPC Holdings Ltd. (b)	150,000	4,417,500
		23,306,667
Internet Software & Services - 1.5%
webMethods, Inc. (a)	310,000	2,334,300
Yahoo!, Inc. (a)	150,000	4,246,500
		6,580,800

The Tocqueville Fund

Schedule of Investments as of January 31, 2007

(Unaudited)

IT Services - 0.3%
Automatic Data Processing, Inc.	30,000	1,431,600
Machinery - 2.1%
Illinois Tool Works, Inc.	40,000	2,039,600
The Manitowoc Co., Inc.	75,000	3,889,500
Parker Hannifin Corp.	40,000	3,310,400
		9,239,500
Media - 3.4%
Dow Jones & Co, Inc.	250,000	9,427,500
Getty Images, Inc. (a)	35,000	1,723,400
John Wiley & Sons, Inc.	44,000	1,635,040
Time Warner, Inc.	100,000	2,187,000
		14,972,940
Metals & Mining - 5.5%
Alcoa, Inc.	225,000	7,267,500
Cleveland-Cliffs, Inc.	113,500	6,203,910
Newmont Mining Corp.	250,000	11,275,000
		24,746,410
Multiline Retail - 0.3%
Conn's, Inc. (a)	50,000	1,173,500
Multi-Utilities & Unregulated Power - 0.5%
Suez SA (b)	50,000	2,450,961
National Commercial Banks - 0.3%
Hang Seng Bank Ltd. ADR (b)	100,000	1,389,410
Oil & Gas - 3.5%
Murphy Oil Corp.	275,000	13,670,250
Total SA ADR (b)	30,000	2,041,500
		15,711,750
Oil Drilling, Equipment & Services - 1.1%
Devon Energy Corp.	71,880	5,038,069
Paper & Forest Products - 1.9%
Weyerhaeuser Co.	114,500	8,587,500
Personal Products - 0.8%
Avon Products, Inc.	100,000	3,439,000
Pharmaceuticals - 5.3%
Bristol-Myers Squibb Co.	250,000	7,197,500
Johnson & Johnson	40,000	2,672,000
Novartis AG ADR (b)	30,000	1,730,700
Pfizer, Inc.	400,000	10,496,000
Sepracor, Inc. (a)	25,000	1,426,500
		23,522,700
Prepackaged Software - %
Bio-key International, Inc. (a)(c)(e)(f)	47,090	—
Real Estate - 0.7%
General Growth Properties, Inc.	50,000	3,076,000
Semiconductor & Semiconductor Equipment - 4.2%
Applied Materials, Inc.	300,000	5,319,000
Intel Corp.	500,000	10,480,000
Ultratech, Inc. (a)	250,000	3,035,000
		18,834,000
Software - 5.3%
Activision, Inc. (a)	200,000	3,406,000
Electronic Arts, Inc. (a)	60,000	3,000,000
Mentor Graphics Corp. (a)	150,000	2,790,000
Microsoft Corp.	350,000	10,801,000
NAVTEQ (a)	20,000	709,600
Oracle Corp. (a)	175,000	3,003,000
		23,709,600

The Tocqueville Fund

Schedule of Investments as of January 31, 2007

(Unaudited)

Specialty Retail - 0.3%
Borders Group, Inc.	70,000	1,468,600
Water Supply - 0.2%
Purecycle Corp. (a)	100,000	831,000
Total Common Stocks (Cost $329,440,642)		417,302,706
Exhange Traded Fund - 0.7%
StreetTRACKS Gold Trust (a)	50,000	3,241,500
Total Exchange Traded Fund (Cost $2,814,460)		3,241,500
Preferred Stock - 0.2%
Biotechnology - 0.2%
Zymequest, Inc. (a)(c)(e)(f)	400,000	960,000
Total Preferred Stock (Cost $960,000)		960,000
Warrants - 0.0%
Bio-key Warrants, $1.00 strike price, expires 4/14/09 (a)(e)	262,500	-
Raytheon Co. Warrants, $37.50 strike price, expires 6/16/11 (a)	1,581	26,166
Total Warrants (Cost $0)		26,166
	Principal
	Amount
U.S. Government Agency Bond - 0.9%
Freddie Mac, 4.25%, 8/25/09 (d)	$2,000,000	1,975,660
Freddie Mac, 4.35%, 8/27/09 (d)	2,000,000	1,974,522
Total U.S. Government Agency Bonds (Cost $4,047,714)		3,950,182
Short-Term Investments - 5.4%
Repurchase Agreement - 1.2%
Repurchase Agreement with U.S. Bank, N.A., 5.00%,
dated 1/31/07, due 2/1/07, collateralized by a
Freddie Mac 15-Year Fixed (Pool # 1585)
valued at $5,148,190.
Repurchase proceeds of $5,047,701.
(Cost $5,047,000)	5,047,000	5,047,000
U.S. Treasury Bills - 4.2%
4.975%, 2/01/07	1,000,000	1,000,000
4.820%, 2/15/07	3,000,000	2,994,371
4.820%, 3/15/07	3,000,000	2,982,920
4.824%, 5/03/07	4,000,000	3,949,748
4.885%, 6/21/07	4,000,000	3,923,076
4.900%, 7/05/07	4,000,000	3,915,384
		18,765,499
Total Short-Term Investments (Cost $23,814,170)		23,812,499
Total Investments (Cost $361,076,986) - 99.7%		449,293,053
Liabilities in Excess of Other Assets - 0.3%		(3,581,974)
Total Net Assets - 100.0%		$445,711,079

The Tocqueville Fund

Schedule of Investments as of January 31, 2007

(Unaudited)

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
GDR	Gobal Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration was as follows: Bermuda 2.1%; Canada
0.6%; Finland 0.7%; France 1.0%; Germany 0.6%; Hong Kong 0.3%; India 0.9%; Japan 2.8%;
Mexico 0.9%; Netherlands 1.9%; South Korea 1.3%; Switzerland 0.4%; Taiwan 1.2%;
United Kingdom 0.5%.
(c)	Denotes security is fully or partially restricted as to resale. The aggregate value of restricted securities at January 31, 2007 was $960,000 which represented 0.2% of net assets.
(d)	Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the original rate.
(e)	Fair valued security. The aggregate value of fair valued securities at January 31, 2007 was
$960,000 which represents 0.2% of net assets.
(f)	Security is considered illiquid and may be difficult to sell.

The Tocqueville Small Cap Value Fund

Schedule of Investments as of January 31, 2007

(Unaudited)

Common Stocks - 92.8%	Shares	Value
Chemicals - 15.1%
Arch Chemicals, Inc.	39,000	$1,315,470
Cambrex Corp.	35,000	765,800
Hercules, Inc. (a)	115,200	2,259,072
Olin Corp.	70,000	1,178,800
Sensient Technologies Corp.	90,000	2,221,200
		7,740,342
Commercial Physical And Biological Research - 1.6%
Crucell NV ADR (a)	30,000	828,900
Commercial Services & Supplies - 4.3%
ABM Industries, Inc.	85,000	2,196,400
Communications Equipment - 3.9%
Powerwave Technologies, Inc. (a)	180,000	1,051,200
Westell Technologies, Inc. (a)	420,000	957,600
		2,008,800
Computers & Peripherals - 5.1%
iCAD, Inc. (a)	100,000	480,000
Intermec, Inc. (a)	50,500	1,213,515
Presstek, Inc. (a)	150,000	918,000
		2,611,515
Electrical Equipment - 2.8%
Baldor Electric Co.	40,000	1,412,800
Electronic Equipment & Instruments - 2.4%
Veeco Instruments, Inc. (a)	65,000	1,247,350
Energy Equipment & Services - 4.8%
Hornbeck Offshore Services, Inc. (a)	40,000	1,100,800
Input/Output, Inc. (a)	100,000	1,369,000
		2,469,800
Food & Staples Retailing - 1.8%
Performance Food Group Co. (a)	30,000	889,800
Food Products - 2.7%
Del Monte Foods Co.	120,000	1,375,200
Health Care Equipment & Supplies - 4.7%
Datascope Corp.	35,000	1,292,900
Wright Medical Group, Inc. (a)	50,000	1,094,500
		2,387,400
Health Care Providers & Services - 3.2%
Dendrite International, Inc. (a)	150,000	1,636,500
Hotels Restaurants & Leisure - 5.2%
Bob Evans Farms, Inc.	35,000	1,188,950
Cosi, Inc. (a)	225,000	1,446,750
		2,635,700
Internet & Catalog Retail - 1.8%
Insight Enterprises, Inc. (a)	46,000	935,180
IT Services - 10.5%
Ceridian Corp. (a)	75,000	2,247,750
Computer Horizons Corp. (a)	180,000	811,800
Convergys Corp. (a)	70,000	1,822,800
Keane, Inc. (a)	40,000	486,800
		5,369,150
Machinery - 2.6%
Federal Signal Corp.	80,000	1,313,600

The Tocqueville Small Cap Value Fund

Schedule of Investments as of January 31, 2007

(Unaudited)

Oil & Gas - 1.9%
Syntroleum Corp. (a)	300,000	957,000
Pharmaceuticals - 6.1%
DepoMed, Inc. (a)	250,000	885,000
Perrigo Co.	80,000	1,382,400
Salix Pharmaceuticals, Ltd. (a)	60,000	852,000
		3,119,400
Real Estate Investment Trust - 2.3%
National Retail Properties, Inc.	50,000	1,187,500
Semiconductor & Semiconductor Equipment - 3.6%
FEI Co. (a)	40,000	1,006,400
International Rectifier Corp. (a)	20,000	834,600
		1,841,000
Software - 2.7%
Mentor Graphics Corp. (a)	75,000	1,395,000
Specialty Retail - 1.7%
Christopher & Banks Corp.	50,000	889,000
Trading Companies & Distributors - 2.0%
Watsco, Inc.	20,000	1,020,400
Total Common Stocks (Cost $39,683,524)		47,467,737
	Principal
	Amount	Value
Short-Term Investments - 7.8%
U.S. Treasury Bills - 7.8%
4.820%, 3/15/07	$2,000,000	1,988,532
4.824%, 4/19/07	2,000,000	1,978,740
Total Short-Term Investments (Cost $3,967,314)		3,967,272
Total Investments (Cost $43,650,838) - 100.6%		51,435,009
Liabilities in Excess of Other Assets - (0.6)%		(294,212)
Total Net Assets - 100.0%		$51,140,797

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.

The Tocqueville International Value Fund

Schedule of Investments as of January 31, 2007

(Unaudited)

	Shares	Value
Common Stocks - 89.5%
Canada - 2.1%
Alcan, Inc.	96,208	$4,902,229
Finland - 5.6%
Nokia Oyj ADR	290,000	6,409,000
UPM-Kymmene Oyj	256,700	6,574,330
		12,983,330
France - 10.3%
M6 Metropole Television	190,000	6,436,103
Safran SA	240,000	5,693,059
Sanofi-Aventis	75,000	6,593,353
Vivendi SA	125,000	5,144,998
		23,867,513
Germany - 0.6%
Siemens AG	12,600	1,382,757
Greece - 1.2%
Titan Cement Co., SA	50,000	2,802,216
Indonesia - 1.5%
PT Tempo Scan Pacific Tbk	34,380,000	3,551,341
Israel - 1.2%
Makhteshim-Agan Industries, Ltd.	487,000	2,866,121
Italy - 4.3%
Benetton Group SpA	204,064	3,529,396
Interpump SpA	303,300	3,122,933
Sogefi SpA	409,500	3,314,428
		9,966,757
Japan - 27.0%
Aderans Company, Ltd.	173,000	4,013,921
Amano Corp.	330,000	4,287,703
Capcom Co., Ltd.	130,000	2,456,082
Fuji Photo Film Co., Ltd.	140,000	5,777,262
Hitachi, Ltd.	983,000	6,597,862
Matsushita Electric Industrial Co., Ltd. ADR	200,000	3,984,000
Mitsubishi Tokyo Financial Group, Inc. ADR	356,000	4,325,400
Nintendo Co., Ltd.	14,000	4,129,931
Nippon Tv Network	35,100	5,037,554
Omron Corp.	220,000	5,924,760
SANKYO CO., LTD.	85,000	4,219,009
Secom Co., Ltd.	77,000	3,802,784
Square Enix Co., Ltd.	150,000	4,089,327
Tecmo Ltd.	513,100	3,911,601
		62,557,196
Malaysia - 1.8%
KLCC Property Holdings Berhad	4,700,000	4,269,676
Mexico - 2.5%
Cemex S.A. de C.V. ADR	161,032	5,697,312
Netherlands - 5.4%
CSM NV	130,480	4,685,206
European Aeronautic Defense and Space Co.	45,000	1,493,255
Unilever NV - ADR	240,000	6,405,600
		12,584,061

The Tocqueville International Value Fund

Schedule of Investments as of January 31, 2007

(Unaudited)

Singapore - 1.3%
GP Industries	9,775,949	3,055,581
South Korea - 4.3%
Halla Climate Control	385,000	4,293,680
Samsung Electronics Co., Ltd.	12,000	5,633,564
		9,927,244
Switzerland - 5.2%
Ciba Specialty Chemicals AG	90,800	6,052,603
Kudelski SA	156,000	5,914,365
		11,966,968
Taiwan - 5.0%
Chunghwa Telecom Co., Ltd. ADR	326,400	6,759,744
Merrill Taiwan Secom Co., Ltd.	2,859,977	4,904,288
		11,664,032
Thailand - 2.9%
Airports of Thailand Public Company Ltd.	400,000	610,072
BEC World Pcl	10,287,200	6,009,501
		6,619,573
United Kingdom - 6.1%
Bodycote International	841,250	4,512,186
British Energy Group (a)	450,000	3,865,820
GlaxoSmithKline Plc ADR	107,100	5,797,323
		14,175,329
United States - 1.2%
Freeport-McMoRan Copper & Gold, Inc.	48,200	2,771,982
Total Common Stocks (Cost $152,603,040)		207,611,218

	Principal
Short-Term Investments - 7.2%	Amount	Value
Variable Rate Demand Notes - 7.2%
JP Morgan Chase Demand Deposits, 2.00%	16,770,583	16,770,583
Total Short-Term Investments (Cost $16,770,583)		16,770,583
Total Investments (Cost $169,373,623) - 96.7%		224,381,801
Other Assets in Excess of Liabilities - 3.3%		7,589,473
Total Net Assets - 100.0%		$231,971,274

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.

The Tocqueville Gold Fund

Schedule of Investments as of January 31, 2007

(Unaudited)
	Shares	Value
Common Stocks - 87.0%
Gold & Gold Related - 73.3%
Agnico-Eagle Mines Ltd. (b)	452,000	$18,193,000
Alamos Gold, Inc. (a)(b)	2,615,100	20,133,248
Almaden Minerals Ltd. (a)(b)	800,000	1,937,458
Anatolia Minerals Development (a)(b)	525,000	2,230,625
Apollo Gold Corp. (a)(b)	733,000	379,954
Aquiline Resources, Inc. (a)(b)	1,333,333	8,497,619
Aurelian Resources, Inc. (a)(b)	189,000	4,453,577
Aurizon Mines Ltd (a)(b)	600,000	1,733,515
Banro Corporation (a)(b)	631,400	7,645,692
Chesapeake Gold Corp. (a)(b)	144,600	783,946
Cia de Minas Buenaventura SA ADR (b)	613,800	17,744,958
Cluff Gold Ltd. (a)(b)	1,650,000	2,171,991
Crystallex International Corp. (a)(b)	2,555,600	7,641,244
Eldorado Gold Corp. (a)(b)	1,000,000	5,710,401
Euro Ressources S.A. (a)(b)(f)	2,900,000	4,497,882
FNX Mining Co, Inc. (a)(b)	300,000	4,563,222
Fury Explorations Ltd. (a)(b)(f)	1,500,000	955,982
Gabriel Resources Ltd. (a)(b)	3,300,000	15,423,182
Gammon Lake Resources, Inc. (a)(b)	2,042,100	32,293,917
GBS Gold International, Inc. (a)(b)	1,400,000	3,949,694
Gold Fields Ltd. (b)	166,249	2,790,230
Gold Fields Ltd. ADR (b)	2,111,500	35,663,235
Goldcorp, Inc. (b)	1,493,950	41,397,355
Golden Star Resources Ltd. (a)(b)	1,080,000	3,579,198
Golden Star Resources Ltd. (a)	4,059,000	13,313,520
Harmony Gold Mining Co., Ltd. (b)	106,667	1,446,991
Harmony Gold Mining Co., Ltd. ADR (b)	784,400	10,503,116
Iamgold Corp. (b)	1,485,700	13,028,912
Iamgold Corp. (b)	420,000	3,704,400
Ivanhoe Mines Ltd. (a)(b)	3,892,000	37,934,432
Meridian Gold, Inc. (a)(b)	110,331	3,215,800
Meridian Gold, Inc. (a)	540,200	15,784,644
Minefinders Corp. (a)(b)	663,000	7,008,600
Miramar Mining Corp. (a)(b)	4,331,306	19,750,755
New Gold, Inc. (a)(b)	516,500	3,811,770
New Gold, Inc. (a)(b)	252,000	1,867,301
Newcrest Mining Ltd. (b)	956,561	15,524,854
Newmont Mining Corp.	444,800	20,060,481
NovaGold Resources, Inc. (a)(b)	880,500	14,567,756
Orezone Resources, Inc. (a)(b)	6,063,700	8,965,702
Osisko Exploration Ltd. (a)(b)	1,590,000	16,348,572
Oxiana Ltd. (a)(b)	5,000,000	10,871,675
Polyus Gold ADR (a)(b)	851,616	41,729,184
Premier Gold Mines Ltd. (a)(b)	213,400	306,463
Radius Gold, Inc. (a)(b)	1,329,544	519,706
Randgold Resources Ltd. ADR (a)(b)	1,663,200	39,101,832
Royal Gold, Inc.	447,765	14,422,511
Semafo, Inc. (a)(b)	4,900,000	7,578,178
Sino Gold Ltd. (a)(b)	2,941,500	15,875,306
SouthernEra Diamonds, Inc. (a)(b)	225,000	59,271
Strongbow Exploration, Inc. (a)(b)	1,800,000	948,334
Sunridge Gold Corp. (a)(b)	500,000	1,419,103
SXR Uranium One, Inc. (a)(b)	1,802,500	23,695,339
Troy Resources NL (b)	1,463,000	3,181,052
U.S. Gold Corp. (a)(b)	223,000	1,055,498
Wesdome Gold Mines Ltd. (a)(b)	627,250	1,098,007
Wolfden Resources, Inc. (a)(b)	1,325,000	3,265,211
Yamana Gold, Inc. (b)	3,541,532	47,910,596
Zijin Mining Group Co., Ltd. (b)	30,000,000	18,597,383
		682,843,380

The Tocqueville Gold Fund

Schedule of Investments as of January 31, 2007

(Unaudited)

Precious Metals & Related - 13.7%
Aber Diamond Corp. (b)	100,000	3,855,000
African Platinum Plc (a)(b)	15,000,000	10,830,484
Apex Silver Mines Ltd. (a)	1,111,800	15,420,666
Brilliant Mining Corp. (a)(b)	1,875,000	1,943,831
Cameco Corp. (b)	261,000	9,951,930
Impala Platinum Holdings Ltd (b)	640,000	18,392,689
Impala Platinum Holdings Ltd. ADR (b)	450,000	12,875,760
Ivanhoe Nickel & Platinum Ltd. (a)(b)(c)(d)(e)	83,333	249,999
Mvelaphanda Resources Ltd. (a)(b)	350,000	2,035,447
Peru Copper, Inc. (a)(b)	1,365,000	5,416,851
Sabina Silver Corp. (a)(b)	900,000	1,858,430
Silver Standard Resources, Inc. (a)(b)	557,000	18,804,320
Silver Wheaton Corp. (a)(b)	1,387,400	14,996,370
Silver Wheaton Corp. (a)(b)	300,000	3,240,000
Stornoway Diamond Corp. (a)(b)	1,950,000	1,971,873
Trade Winds Ventures, Inc. (a)(b)	1,100,000	336,506
Uramin, Inc. (a)(b)	1,350,000	4,853,825
		127,033,981
Total Common Stocks (Cost $451,212,554)		809,877,361
Gold Bullion - 6.9%	Ounces
Gold Bullion (a)	97,890	63,941,608
Total Gold Bullion (Cost $44,609,241)		63,941,608
	Shares or
	Principal
	Amount	Value
Warrants - 0.7%
Gold & Gold Related - 0.6%
Nevsun Resources Ltd. (a)(b)(d)	$202,125	—
Northern Orion Resources, Inc. (a)(b)	1,005,000	2,391,230
NovaGold Resources, Inc. (a)(b)	75,000	817,684
Osisko Exploration (a)(b)(d)	577,500	2,577,354
Us Gold Corp. (a)(b)	111,500	172,916
		5,959,184
Precious Metals & Related - 0.1%
Brilliant Mining (a)(b)(d)	937,500	88,030
PAN American Silver Corp. (a)(b)	61,536	1,145,172
		1,233,202
Total Warrants (Cost $86,900)		7,192,386
Corporate Bond - 0.3%
Gold & Gold Related - 0.3%
Crystallex Intl. Corp.
9.375%, due 12/30/11 (b)	4,100,000	3,157,000
Total Corporate Bond (Cost $4,100,000)		3,157,000

The Tocqueville Gold Fund

Schedule of Investments as of January 31, 2007

(Unaudited)

Convertible Bond - 0.8%
Gold & Gold Related - 0.8%
Sino Gold Ltd.
5.75%, 3/17/12 (b)	3,000,000	7,204,800
Total Convertible Bond (Cost $3,000,000)		7,204,800
Exchange Traded Fund - 1.9%
iShares Silver Trust (a)	131,000	17,705,960
Total Exchange Traded Fund (Cost $12,982,561)		17,705,960
Short-Term Investments - 2.3%
Repurchase Agreement with U.S. Bank, N.A., 5.00%,
dated 1/31/07, due 2/1/07, collateralized by a Freddie Mac
15-Year Fixed (Pool #1167) valued at $21,682,285.
Repurchase proceeds of 21,259,952.
(Cost $21,257,000)	21,257,000	21,257,000
Total Short-Term Investments (Cost $21,257,000)		21,257,000
Total Investments (Cost $537,248,256) - 99.9%		930,336,115
Other Assets in Excess of Liabilities - 0.1%		1,054,149
Total Net Assets - 100.0%		$931,390,264

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration was as follows: Australia 4.9%;
Canada 50.7%; China 2.0%; France 0.5%; Peru 1.9%; Russia 4.5%;
South Africa 9.5%; United Kingdom 5.6%.
(c)	Denotes security is fully or partially restricted to resale. The aggregate value of restricted securities at January 31, 2007 was $249,999 which represented 0.0% of net assets.
(d)	Fair valued security. The aggregate value of fair valued securities at January 31, 2007 was $2,915,383 which represented 0.3% of net assets.
(e)	Security is considered illiquid and may be difficult to sell.
(f)	Affiliated company

The cost basis of investments for federal income tax purposes at January 31, 2007 was as follows*:

Tocqueville Fund

Cost of investments	$361,076,986

Gross unrealized appreciation	89,503,081
Gross unrealized depreciation	(1,282,598)
Net unrealized appreciation	$88,220,483

Small Cap Value Fund

Cost of investments	$43,650,838

Gross unrealized appreciation	8,993,580
Gross unrealized depreciation	(1,209,409)
Net unrealized appreciation	$7,784,171

International Value Fund

Cost of investments	$169,373,623

Gross unrealized appreciation	55,461,981
Gross unrealized depreciation	(546,481)
Net unrealized appreciation	$54,915,500

Gold Fund

Cost of investments	$537,248,256

Gross unrealized appreciation	406,168,321
Gross unrealized depreciation	(13,071,730)
Net unrealized appreciation	$393,096,591

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, as well as other information regarding securities valuation, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Tocqueville Trust

By (Signature and Title)  /s/ Robert W. Kleinschmidt
Robert W. Kleinschmidt, President

Date    3/7/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Robert W. Kleinschmidt
Robert W. Kleinschmidt, President

Date    3/7/07

By (Signature and Title)*  /s/ Steven J. Tyrrell
Steven J. Tyrrell, Treasurer

Date    3//7/07

* Print the name and title of each signing officer under his or her signature.